GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expenses [Abstract]
Schedule of General and Administrative Expenses
	For the year ended 31 December
	2020	2019	2018
	U.S. dollars (in thousands)

Labor and related	3,109	2,048	1,490
Labor and related from a Related Company	42	46	266
Professional fees	1,983	1,114	798
Rent and related from a Related Company	168	96	1,036
Municipality and maintenance from Related Company	160	177	232
Travelling	63	292	259
Office	414	408	273
Other	1,557	776	594
	7,496	4,957	4,948